Consolidated Statements of Changes in Equity Holders' Equity (Deficit) - USD ($)		Share capital [member]		Shares Issuable [Member]	Contributed Surplus [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Non-controlling interests [member]	Total	Common Shares [Member] [2]	Subordinate Voting Shares [Member] [2]	Multiple Voting Shares [Member] [1]
Balance – January 31, 2023 at Oct. 31, 2020		$ 14,424,341			$ 4,070,264	$ (12,197)	$ (19,394,044)	$ (33,383)	$ (945,019)
Beginning balance, shares at Oct. 31, 2020		107,782,397
IfrsStatementLineItems [Line Items]
Full settlement of August Convertible Debentures for common shares, shares		5,682,083	[1]							5,682,083
Exercise of warrants relating to December Convertible Debentures, shares		6,716,499	[1]							6,716,499
Exercise of warrants relating to July Convertible Debentures, shares		13,737,500	[1]							13,737,500
Exercise of warrants relating to August Convertible Debentures, shares		2,816,250	[1]							2,816,250
Shares issued for employment, director, and consulting services (Note 12.6)		$ 95,294							95,294
Shares issued for employment, director, & consulting services, shares		534,294
Shares issuable for employment, director and consulting services				38,532					38,532
Shares issued pursuant to private placement (Notes 12.7)		$ 1,225,000							1,225,000
Shares issued pursuant to private placement, shares		10,231,784
Expenses of non-brokered private placement (Note 12.7)		$ (15,148)							(15,148)
Shares issued to extend payment due date (Note 12.8)		$ 2,103							2,103
Shares issued to extend payment due date, shares		25,000
Shares payments towards acquisition of Golden Harvests and extend due date (Note 12.10)		$ 107,461							107,461
Shares payments towards acquisition of Golden Harvests and extend due date, shares		600,000
Shares issuable for consideration for acquisition of Golden Harvests (Note 5)				35,806					35,806
Shares issued to partner creditor (Note 12.9)		$ 36,310							36,310
Shares issued to partner creditor, shares		400,000
Shares and warrants issued pursuant to brokered private placement of Special Warrants (Notes 12.11)		$ 3,738,564							3,738,564
Shares and warrants issued pursuant to brokered private placement of Special Warrants, shares		23,162,579
Expenses of brokered private placement of Special Warrants (Note 12.11)		$ (485,722)							(485,722)
Broker and advisory warrants issued pursuant to Special Warrant financing (Notes 12.11)		(210,278)			210,278
Settlement of convertible debentures for cash and common shares (Note 12.12)		$ 916,290			1,883,731				2,800,021
Settlement of convertible debentures for cash and common shares, shares		10,488,884
Issuance of non-controlling interest in subsidiary for cash					(475,000)			475,000
Purchase of non-controlling interest in subsidiary		$ 664,816			475,000			(475,000)	664,816
Purchase of non-controlling interest in subsidiary, shares		3,711,938
Change in ownership interests in subsidiaries								671,811	671,811
Stock options vesting expense					243,662				243,662
Share Reorganization, shares		(75,119,745)	[1]							(218,616,805)	143,421,865	75,195
Share Reorganization, shares		75,119,745	[1]								75,194,940	(75,195)
Currency translation loss						(78,181)			(78,181)
Settlement of convertible debentures for common shares, shares	[3]	11,173,275
Net income (loss)							(2,410,305)	1,395,558	(1,014,747)
Balance – October 31, 2023 at Oct. 31, 2021		$ 20,499,031		74,338	6,407,935	(90,378)	(21,804,349)	2,033,986	7,120,563
Ending balance, shares at Oct. 31, 2021		156,936,876
IfrsStatementLineItems [Line Items]
Shares issued for employment, director, and consulting services (Note 12.6)		$ 59,796		(38,532)					21,264
Shares issued for employment, director, & consulting services, shares		529,335
Private placement of shares (Note 12.5)		$ 1,300,000							1,300,000
Private placement of shares, shares		13,166,400
Stock option vesting					97,157				97,157
Currency translation loss						(19,235)			(19,235)
Net income (loss)							447,458	(27,507)	419,951
Balance – October 31, 2023 at Oct. 31, 2022		$ 21,858,827		35,806	6,505,092	(109,613)	(21,356,891)	2,006,479	8,939,700
Ending balance, shares at Oct. 31, 2022		170,632,611
Balance – January 31, 2023 at Oct. 31, 2022		$ 21,858,827		35,806	6,505,092	(109,613)	(21,356,891)	2,006,479	8,939,700
Beginning balance, shares at Oct. 31, 2022		170,632,611
IfrsStatementLineItems [Line Items]
Issuance of shares underlying shares issuable (Note 12.1)		$ 35,806		(35,806)
Issuance of shares underlying shares issuable, shares		200,000
Stock options vesting expense					344,593				344,593
Currency translation loss						(4,562)			(4,562)
Exercise of option to acquire 87% of Canopy membership units							893,483	(893,483)
Goodness Growth warrants swap					1,232,253				1,232,253
Settlement of convertible debentures for common shares (Note 12.2)		$ 2,698,789							2,698,789
Settlement of convertible debentures for common shares, shares		11,173,275
Net income (loss)							(533,041)	(129,279)	(662,320)
Balance – October 31, 2023 at Oct. 31, 2023		$ 24,593,422			8,081,938	(114,175)	(20,996,449)	983,717	12,548,453
Ending balance, shares at Oct. 31, 2023		182,005,886
IfrsStatementLineItems [Line Items]
Stock options vesting expense					104,359				104,359
Currency translation gain						6,106			6,106
Net income (loss)							642,820	29,607	672,427
Balance – October 31, 2023 at Dec. 31, 2023		$ 24,593,422			8,186,297	(108,069)	(20,353,629)	1,013,324	13,331,345
Ending balance, shares at Dec. 31, 2023		182,005,886	[1]							182,005,886
IfrsStatementLineItems [Line Items]
Conversion of options to common shares (Note 12.1)		$ 624,360			(264,402)				359,958
Conversion of options to common shares, shares		3,516,308	[1]							1,933,750	1,582,558
Partial settlement of July Convertible Debentures for common shares (Note 12.3)		$ 3,626,489							3,626,489
Partial settlement of July Convertible Debentures for common shares, shares		5,388,062	[1]							5,388,062
Full settlement of December Convertible Debentures for common shares (Note 12.2)		$ 1,413,901							1,413,901
Full settlement of December Convertible Debentures for common shares, shares		2,413,525	[1]							336,775	2,076,750
Full settlement of August Convertible Debentures for common shares (Note 12.4)		$ 3,821,599							3,821,599
Exercise of warrants relating to December Convertible Debentures (Note 12.5)		1,239,446							1,239,446
Exercise of warrants relating to July Convertible Debentures (Note 12.5)		2,836,445							2,836,445
Exercise of warrants relating to August Convertible Debentures (Note 12.5)		581,569							581,569
Issuance costs on proceeds received from warrants exercises (Note 12.5)		(126,914)							(126,914)
Investment in Grown Rogue West New York, LLC (Note 23.2)								650,000	650,000
Dividend issued from Golden Harvests, LLC to minority owner								(360,000)	(360,000)
Grown Rogue Unlimited, LLC buyout of Canopy Management, LLC and Canopy Management, LLC’s acquisition of 20% of Golden Harvests, LLC (Note 23.1)							(2,424,694)		(2,424,694)
Grown Rogue Unlimited, LLC buyout of Canopy Management, LLC and acquisition of 20% of Golden Harvests, LLC (Note 23.1)							570,994	(570,994)
Stock options vesting expense					379,178				379,178
Share Reorganization (Note 12.6)
Share Reorganization (Note 12.6)
Currency translation loss						(8,371)			(8,371)
Net income (loss)							(12,677,739)	270,977	(12,406,762)
Balance – October 31, 2023 at Sep. 30, 2024		$ 38,610,317			8,301,073	(116,440)	(34,885,068)	1,003,307	12,913,189
Ending balance, shares at Sep. 30, 2024		222,276,113	[1]								222,276,113
Balance – January 31, 2023 at Jan. 31, 2024		$ 21,894,633			6,560,714	(111,035)	(19,531,463)	773,588	9,586,437
Beginning balance, shares at Jan. 31, 2024	[3]	170,832,611
IfrsStatementLineItems [Line Items]
Stock options vesting expense					288,971				288,971
Vireo Growth warrants swap					1,232,253				1,232,253
Currency translation loss						(3,140)			(3,140)
Settlement of convertible debentures for common shares (Note 12.2)		2,698,789							2,698,789
Net income (loss)							(1,464,986)	210,129	(1,254,857)
Balance – October 31, 2023 at Oct. 31, 2024		$ 24,593,422			$ 8,081,938	$ (114,175)	$ (20,996,449)	$ 983,717	$ 12,548,453
Ending balance, shares at Oct. 31, 2024	[3]	182,005,886

[1]	As of the consolidated statements of financial position dated September 30, 2024, total common shares outstanding were 222,276,113, in which all MV Shares have been converted into SV Shares.
[2]	As of June 24, 2024, the Company completed a reorganization of the Company’s share capital (the “Share Reorganization”), in which the common shares of the Company were replaced with subordinate voting shares (“SV Shares”) and a new class of unlisted multiple voting shares (“MV Shares”) was created. Thus, additional shares issued after the Share Reorganization are reflected in the issuance of SV Shares.
[3]	The Company, through its subsidiary GR Retail invested $500,000 in the equity of West NY. West NY is a lender to a retail business in New Jersey.